INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Accumulated other comprehensive income		$ 2,546,259	[1]	$ 2,076,149	[2]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(11,547)	[3]	(1,718)	[4],[5]	$ (23,781)
Other comprehensive income, net of tax, exchange differences on translation		412,878	[6]	(672,684)	[7]	$ 3,091,491
Investments in associates	[8]	1,327,610		940,364
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 239,333	[3],[9]	$ 64,301	[4],[10]
Proteccion S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Administration of pension funds and severances		Administration of pension funds and severances	[11]
Principal place of business of associate		Colombia		Colombia	[11]
Proportion of ownership interest in associate		20.58%		20.58%	[11]
Accumulated other comprehensive income		$ 12,465	[1]	$ 11,229	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		1,236	[3]	725	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6]	0	[7],[11]
Investments in associates		471,312		434,318	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 72,576	[9]	$ 54,304	[10],[11]
PA Viva Malls [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Development and operation of commercial spaces		Development and operation of commercial spaces	[12]
Principal place of business of associate		Colombia		Colombia	[12]
Proportion of ownership interest in associate		49.00%	[13]	30.68%	[12]
Accumulated other comprehensive income		$ 0	[1]	$ 0	[2],[12]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3]	0	[4],[12]
Other comprehensive income, net of tax, exchange differences on translation		0	[6]	0	[7],[12]
Investments in associates		757,886		388,595	[12]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 144,146	[9]	$ 0	[10],[12]
Titularizadora Colombiana S.A. Hitos [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Mortgage portfolio securities	[14]	Mortgage portfolio securities	[11]
Principal place of business of associate		Colombia	[14]	Colombia	[11]
Proportion of ownership interest in associate		26.98%	[14]	26.98%	[11]
Accumulated other comprehensive income		$ (1,389)	[1],[14]	$ (621)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(768)	[3],[14]	11	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		35,346	[14]	35,930	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 3,305	[9],[14]	$ 2,619	[10],[11]
Redeban Multicolor S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Network data transmission services	[14]	Network data transmission services	[11]
Principal place of business of associate		Colombia	[14]	Colombia	[11]
Proportion of ownership interest in associate		20.36%	[14]	20.36%	[11]
Accumulated other comprehensive income		$ (651)	[1],[14]	$ (651)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3],[14]	(49)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		17,951	[14]	17,006	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 1,906	[9],[14]	$ 319	[10],[11]
Avefarma S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Manufacture and distribution of glass packing for pharmaceutical products	[14],[15]	Manufacture and distribution of glass packing for pharmaceutical products	[11]
Principal place of business of associate		Colombia	[14],[15]	Colombia	[11]
Proportion of ownership interest in associate		21.00%	[14],[15]	21.00%	[11]
Accumulated other comprehensive income		$ (11,704)	[1],[14],[15]	$ (873)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(10,831)	[3],[14]	(1,202)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		0	[14],[15]	12,079	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 6,307	[9],[14],[15]	$ (2,378)	[10],[11]
Panamerican Pharmaceutical Holding Inc. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Advisory services, consultation, representation, agent for individuals or company	[14],[15]	Advisory services, consultation, representation, agent for individuals or company	[11]
Principal place of business of associate		Panama	[14],[15]	Panama	[11]
Proportion of ownership interest in associate		21.00%	[14],[15]	21.00%	[11]
Accumulated other comprehensive income		$ (1,417)	[1],[14],[15]	$ (1,613)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		196	[3],[14]	(1,863)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		(67)	[14],[15]	2,934	[7],[11]
Investments in associates		0	[14],[15]	9,820	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (1,171)	[9],[14],[15]	$ (1,196)	[10],[11]
Internacional Ejecutiva de Aviacion S.A.S. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Aircraft and aircraft travel	[14]	Aircraft and aircraft travel	[11]
Principal place of business of associate		Colombia	[14]	Colombia	[11]
Proportion of ownership interest in associate		33.33%	[14]	33.33%	[11]
Accumulated other comprehensive income		$ 209	[1],[14]	$ 209	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3],[14]	209	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		10,707	[14]	9,636	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 1,071	[9],[14]	$ 1,038	[10],[11]
Reintegra S.A.S. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Collections and recovery of portfolio	[14]	Collections and recovery of portfolio	[11]
Principal place of business of associate		Colombia	[14]	Colombia	[11]
Proportion of ownership interest in associate		46.00%	[14]	46.00%	[11]
Accumulated other comprehensive income		$ 1,742	[1],[14]	$ 3,496	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(1,754)	[3],[14]	805	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		7,155	[14]	8,604	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 1,471	[9],[14]	$ (1,309)	[10],[11]
ACH Colombia S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[14]	Electronic transfer services	[11]
Principal place of business of associate		Colombia	[14]	Colombia	[11]
Proportion of ownership interest in associate		19.94%	[14]	19.94%	[11]
Accumulated other comprehensive income		$ (952)	[1],[14]	$ (952)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3],[14]	(878)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		7,338	[14]	6,223	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 3,109	[9],[14]	$ 3,129	[10],[11]
Concesiones CCFC S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Construction of public works through an awarding system		Construction of public works through an awarding system	[11]
Principal place of business of associate		Colombia		Colombia	[11]
Proportion of ownership interest in associate		25.50%		25.50%	[11]
Accumulated other comprehensive income		$ (756)	[1]	$ (753)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(3)	[3],[14]	(4)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6]	0	[7],[11]
Investments in associates		9,383		5,742	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 6,756	[9]	$ 6,606	[10],[11]
Servicio Salvadoreno de Proteccion, S. A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Custodial services and transfer of monetary types	[14]	Custodial services and transfer of monetary types	[11]
Principal place of business of associate		El Salvador	[14]	El Salvador	[11]
Proportion of ownership interest in associate		24.40%	[14]	24.40%	[11]
Accumulated other comprehensive income		$ (727)	[1],[14]	$ (965)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		238	[3],[14]	957	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		153	[6],[14]	13	[7],[11]
Investments in associates		6,219	[14]	5,448	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 418	[9],[14]	$ 436	[10],[11]
Servicios Financieros, S.A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Processing of financial transactions and electronic payment methods	[14]	Processing of financial transactions and electronic payment methods	[11]
Principal place of business of associate		El Salvador	[14]	El Salvador	[11]
Proportion of ownership interest in associate		46.72%	[14]	46.72%	[11]
Accumulated other comprehensive income		$ 9	[1],[14]	$ 9	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3],[14]	(93)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		(5)	[6],[14]	62	[7],[11]
Investments in associates		3,302	[14]	3,550	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (226)	[9],[14]	$ 56	[10],[11]
Glassfarma Tech S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Manufacturing, elaboration and commercialization of packages and pharmaceutical products	[14],[15]	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	[11]
Principal place of business of associate		Colombia	[14],[15]	Colombia	[11]
Proportion of ownership interest in associate		21.00%	[14],[15]	21.00%	[11]
Accumulated other comprehensive income		$ 127	[1],[14],[15]	$ (12)	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		139	[3],[14]	(348)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		0	[6],[14]	0	[7],[11]
Investments in associates		0	[14],[15]	2,522	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ (458)	[9],[14],[15]	$ 425	[10],[11]
ACH de El Salvador, S. A. de C.V. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate		Electronic transfer services	[14]	Electronic transfer services	[11]
Principal place of business of associate		El Salvador	[14]	El Salvador	[11]
Proportion of ownership interest in associate		24.40%	[14]	24.40%	[11]
Accumulated other comprehensive income		$ 6	[1],[14]	$ 6	[2],[11]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		0	[3],[14]	(58)	[4],[11]
Other comprehensive income, net of tax, exchange differences on translation		(1)	[6],[14]	20	[7],[11]
Investments in associates		1,011	[14]	891	[11]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		$ 123	[9],[14]	$ 210	[10],[11]
Multiactivos S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[16]			Securitization of non-mortgage assets
Principal place of business of associate	[16]			Colombia
Proportion of ownership interest in associate	[16]			0.00%
Accumulated other comprehensive income	[2],[16]			$ 0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	[4],[16]			70
Other comprehensive income, net of tax, exchange differences on translation	[7],[16]			0
Investments in associates	[16]			0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[10],[16]			$ 183
Concesiones Urbanas S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business Of Associate	[17]			Construction of civil engineering projects
Principal place of business of associate	[17]			Colombia
Proportion of ownership interest in associate	[17]			0.00%
Accumulated other comprehensive income	[2],[17]			$ 0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	[4],[17]			0
Other comprehensive income, net of tax, exchange differences on translation	[7],[17]			0
Investments in associates	[17]			0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[10],[17]			$ (141)

[1]	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
[2]	Corresponds to the accumulated other comprehensive income as of December 31, 2016.
[3]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[4]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
[5]	See Consolidated Statement of Comprehensive income
[6]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
[7]	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2016.
[8]	As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.
[9]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
[10]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2016. See note 24.5 Dividends received, and share of profits of equity method investees
[11]	For the purposes of applying the equity method of accounting, financial statements at November 30, 2016 have been used, due to the fact that no more recent financial information was available. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2016.
[12]	PA Viva Malls, an investment in an associate of Fondo inmobiliario Colombia Inmobiliario which contributed COP 388,595 in December 2016 to participate in 49% of the company. In partnership with Grupo Éxito, which owns 51%, the company's corporate purpose will be the development and management of real estate.
[13]	As of December 31, 2017 the increses of ownership interest is related to capital contributions during the year 2017
[14]	For the purposes of applying the equity method of accounting, financial statements at November 30, 2017 have been used, except for Redeban Multicolor S.A., for which we use the financial statements ended at October 31, 2017. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2017.
[15]	As of December 31, 2017 the Bank classified the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc as "assets held for sale", due to the fact that the management has currently been implementing a plan to sell these assets. See note 12 assets held for sale and inventories.
[16]	On October 19, 2016 Multiactivos S.A was wound up.
[17]	On November 23, 2016 Concesiones Urbanas S.A was wound up.